Taxes Payable (Tables)	12 Months Ended
Dec. 31, 2023
Taxes Payable
Summary of taxes payable

The following is a summary of taxes payable as of December 31, 2022 and 2023 (in thousands):

	December 31,	December 31,
	2022	2023
	RMB	RMB
Sales Tax payable	290,272	277,201
Withholding individual income taxes for employees	306,861	378,103
EIT payable	2,116,014	1,790,393
Others	99,949	125,837
	2,813,096	2,571,534